Securities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Securities [Line Items]
Pledged securities	$ 63,000	$ 0
Securities unrealized loss position percent	91.80%	88.80%
Sales of securities
More Than 12 Months [Member]
Securities [Line Items]
Available-for-sale mortgage-backed securities with gross for more than 12 months	6,400,000	6,700,000
Unrealized loss position for more than 12 months	153,000	173,000
Held-to-maturity mortgage-backed securities	76,000	103,000
Debt Securities, unrealized loss position	3,000	5,000
Less Than 12 Months [Member]
Securities [Line Items]
Available-for-sale mortgage-backed securities with gross for less than 12 months	3,700,000	2,000,000
Unrealized loss position for less than 12 months	$ 19,000	$ 20,000